RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance at beginning of period	$ 5,689,000	$ 6,489,000
New loans	4,664,000	4,381,000
Repayments	(3,461,000)	(5,181,000)
Balance at end of period	6,892,000	5,689,000
Balances of executive officers and directors on deposit	19,300,000	21,000,000
Construction Contract with Related Party [Member]
Related Party Transaction [Line Items]
Amount of transaction	1,600,000
Payments to Related Party under Contract [Member]
Related Party Transaction [Line Items]
Amount of transaction	$ 60,000